Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 15,002	$ 27,967	$ 9,427
Accounts receivable	644	789	1,509
Contract assets	336	121	21
Prepaid expenses and other current assets	218	111	204
Total current assets	16,200	28,988	11,161
Property and equipment, net	5,213	4,084	2,754
Finance right-of-use assets	1,471	961	1,546
Operating right-of-use assets	1,600	1,436	151
Deferred offering costs	3,999	858
Other assets	185	190	225
Total assets	28,668	36,517	15,837
Current liabilities:
Accounts payable	2,476	1,048	587
Accrued expenses and other current liabilities	3,305	1,602	541
Contract liabilities	520		579
Current portion of finance lease liabilities	397	223	504
Current portion of operating lease liabilities	26	24	129
Total current liabilities	6,724	2,897	2,340
Finance lease liabilities, net of current portion	782	489	678
Operating lease liabilities, net of current portion	2,203	1,555	24
Deferred tax liability	50	92	121
Total liabilities	9,759	5,033	3,163
Commitments and contingencies (Note 14)
Stockholders’ equity:
Common stock, $0.0001 par value per share; 28,487,198 shares authorized as of September 30, 2026 and December 31, 2025, respectively; 10,838,376 and 10,670,829 shares issued and outstanding as of September 30, 2026 and December 31, 2025, respectively	1	1	1
Additional paid-in capital	89,043	87,273	56,382
Accumulated other comprehensive loss	(147)	(129)	(247)
Accumulated deficit	(69,988)	(55,661)	(43,462)
Total stockholders’ equity	18,909	31,484	12,674
Total liabilities and stockholders’ equity	28,668	36,517	15,837
Series X Convertible Preferred Stock
Stockholders’ equity:
Preferred stock, value
Series A-2 Convertible Preferred Stock
Stockholders’ equity:
Preferred stock, value
Series SA-2 Convertible Preferred Stock
Stockholders’ equity:
Preferred stock, value
Series A-1 Convertible Preferred Stock
Stockholders’ equity:
Preferred stock, value
Series A Convertible Preferred Stock
Stockholders’ equity:
Preferred stock, value
Series Seed-2 Convertible Preferred Stock
Stockholders’ equity:
Preferred stock, value
Series Seed-1 Convertible Preferred Stock
Stockholders’ equity:
Preferred stock, value